Debt Securities in Issue - Additional Information (Detail) € in Billions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ (1.2)
Commercial paper [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(6.1)
Matured savings certificates [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	1.2
Residential mortgage backed securities [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(2.3)
Long term maturity bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	2.8
Covered bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	2.9
Debt securities in issue [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ 0.8